Common Stock Warrants (Details) - Common Stock Warrants [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares Underlying Warrants Outstanding | shares	53,591,455
Weighted Average Remaining Contractual Life	5 years 3 months 7 days
Weighted Average Excercise Price	$ 0.14633
Shares Underlying Warrants Exercisable | shares	47,541,455
Weighted Average Exercise Price	$ 0.15701
Minimum [Member]
Range of Exercise Prices	0.00001
Maximum [Member]
Range of Exercise Prices	$ 1.45